October 5, 2009

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           The American Funds Tax-Exempt Series I; File Nos. 33-5270 and 811-4653

Dear Sir or Madam:

On behalf of The American Funds Tax-Exempt Series I (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Registrant dated October 1, 2009 does not differ from that contained in Post-Effective Amendment No. 33 (the "Amendment") to the Registrant's registration statement on Form N-1A.  This Amendment was filed via EDGAR on September 29, 2009.

Should you have any questions regarding the attached, please phone me at (202) 842-5633.

Sincerely,

/s/ Stephanie L. Pfromer

Stephanie L. Pfromer
Secretary